REVENUE (Details - Contract Liabilities) - USD ($)	Sep. 30, 2022	Dec. 31, 2021	Dec. 31, 2020
Revenue from Contract with Customer [Abstract]
Billings and/or cash receipts on uncompleted contracts	$ 5,653,169	$ 4,473,726	$ 2,978,007
Less: Cumulative revenues recognized	(2,451,836)	(3,041,088)
Contract liabilities, technology systems	3,201,333	1,232,638
Contract liabilities, services and consulting	679,089	596,673
Total contract liabilities	$ 3,880,422	$ 1,829,311